Bank Loans (Details) - Schedule of Principal Repayments to Maturity by Fiscal Year	Jun. 30, 2024 EUR (€)
Schedule of Principal Repayments to Maturity by Fiscal Year [Abstract]
2024 (excluding the six months ended June 30, 2024)	€ 117,447
2025	94,310
Thereafter
Total	€ 211,757